PENSION AND POST-RETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule of Changes in Projected Benefit Obligations and Change in Plan Assets
The following tables present changes in, and components of, Dotdash Meredith’s net assets/liabilities for pension and other post-retirement benefits:

	Year Ended December 31, 2024			Year Ended December 31, 2023
	Pension		Post-Retirement	Pension		Post-Retirement
	Domestic	International	Domestic	Domestic	International	Domestic
	(In thousands)
Change in benefit obligation
Benefit obligation, beginning of year	$56,722	$488,269	$4,248	$72,988	$467,829	$4,473
Service cost	202	—	1	211	—	4
Interest cost	1,816	19,288	206	3,140	19,610	231
Net actuarial gain	(7,357)	(62,955)	(370)	(49)	(6,420)	(496)
Benefits paid (including lump sums)	(496)	(18,822)	(43)	(19,568)	(17,796)	36
Settlements	(46,856)	—	—	—	—	—
Curtailment gain	(399)	—	—	—	—	—
Foreign currency exchange rate impact	—	(5,154)	—	—	25,046	—
Benefit obligation, end of year	$3,632	$420,626	$4,042	$56,722	$488,269	$4,248
Change in plan assets
Fair value of plan assets, beginning of year	$62,008	$488,701	$—	$78,199	$467,891	$—
Actual return on plan assets	823	(45,117)	—	2,765	13,728	—
Employer contributions	489	172	—	612	163	—
Benefits paid (including lump sums)	(496)	(18,822)	—	(19,568)	(17,796)	—
Settlements	(46,856)	—	—	—	—	—
Transfer to QRP	(15,968)	—	—	—	—	—
Foreign currency exchange rate impact	—	(4,971)	—	—	24,715	—
Fair value of plan assets, end of year	$—	$419,963	$—	$62,008	$488,701	$—
(Under) over funded status, end of year	$(3,632)	$(663)	$(4,042)	$5,286	$432	$(4,248)

Schedule of Amounts Recognized in Balance Sheet
The following amounts are recognized in the December 31, 2024 and 2023 balance sheet, respectively:

	December 31,
	2024			2023
	Pension		Post-Retirement	Pension		Post-Retirement
	Domestic	International	Domestic	Domestic	International	Domestic
	(In thousands)
Other current assets
Prepaid benefit cost	$—	$3,275	$—	$—	$4,850	$—
Other non-current assets
Prepaid benefit cost	—	—	—	10,225	—	—
Accrued expenses and other current liabilities
Accrued benefit liability	(1,619)	(186)	(432)	(1,430)	(4,418)	(433)
Other long-term liabilities
Accrued benefit liability	(2,013)	(3,752)	(3,610)	(3,509)	—	(3,815)
Net amount recognized	$(3,632)	$(663)	$(4,042)	$5,286	$432	$(4,248)

Schedule of Plan with Projected Benefit Obligation and Accumulated Benefit Obligations in Excess of Plan Assets
The following table provides information about pension plans with projected benefit obligations and accumulated benefit obligations in excess of plan assets:

	December 31,
	2024		2023
	Domestic	International	Domestic	International
	(In thousands)
Projected benefit obligation	$3,632	$3,938	$4,939	$4,419
Accumulated benefit obligation	$3,632	$3,938	$4,290	$4,419
Fair value of plan assets	$—	$—	$—	$—

Schedule of Net Benefit Costs
The components of net periodic benefit (credit) cost recognized in the statement of operations were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023			Year Ended December 31, 2022
	Pension		Post-Retirement	Pension		Post-Retirement	Pension		Post-Retirement
	Domestic	International	Domestic	Domestic	International	Domestic	Domestic	International	Domestic
	(In thousands)
Service cost	$202	$—	$1	$211	$—	$4	$3,562	$—	$7
Interest cost	1,816	19,288	206	3,140	19,610	231	4,372	15,014	262
Expected return on plan assets	(1,293)	(19,289)	—	(1,881)	(19,586)	—	(2,748)	(16,857)	—
Actuarial (gain) loss recognition	(6,887)	1,272	(370)	(932)	(225)	(496)	8,154	208,957	(3,717)
Settlement	—	—	—	—	—	—	(918)	—	(3,037)
Curtailment gain	(399)	—	—	—	—	—	(3,060)	—	—
Net periodic benefit (credit) cost	$(6,561)	$1,271	$(163)	$538	$(201)	$(261)	$9,362	$207,114	$(6,485)

Schedule of Assumptions
Benefit obligations were determined using the following weighted average assumptions:

	Year Ended December 31, 2024			Year Ended December 31, 2023
	Pension		Post-Retirement	Pension		Post-Retirement
	Domestic	International	Domestic	Domestic	International	Domestic
Discount rate	5.27%	4.99%	5.55%	5.19%	4.06%	5.11%
Rate of compensation increase	2.96%	N/A	3.50%	2.90%	N/A	3.50%
Cash balance interest credit rate	2.39%	N/A	N/A	2.39%	N/A	N/A
Net periodic benefit (credit) cost were determined using the following weighted average assumptions:

	Year Ended December 31, 2024			Year Ended December 31, 2023			Year Ended December 31, 2022
	Pension		Post-Retirement	Pension		Post-Retirement	Pension		Post-Retirement
	Domestic	International	Domestic	Domestic	International	Domestic	Domestic	International	Domestic
Discount rate	5.36%	4.06%	5.11%	5.48%	4.13%	5.46%	3.28%	1.67%	2.61%
Expected return on plan assets	5.22%	4.06%	N/A	4.48%	4.12%	N/A	2.80%	1.90%	N/A
Rate of compensation increase	2.90%	N/A	3.50%	2.99%	N/A	3.50%	2.95%	N/A	3.50%
Cash balance interest credit rate	2.39%	N/A	N/A	2.39%	N/A	N/A	3.65%	N/A	N/A

The assumed healthcare trend rates used to measure the expected cost of benefits for the post-retirement plan were as follows:

	December 31,
	2024	2023	2022
Initial level	6.50%	6.00%	6.25%
Ultimate level	5.00%	5.00%	5.00%
Years to ultimate level	6	4	5

Schedule of Fair Value Measurements
Fair value measurements for the international pension plan assets were as follows:

	December 31, 2024
	Level 1	Level 2	Level 3	Total Fair Value Measurements
	(In thousands)
Cash and cash equivalents	$6,384	$—	$—	$6,384
Fixed income	—	—	332	332
Insurance annuity contracts	—	—	413,247	413,247
Total assets at fair value	$6,384	$—	$413,579	$419,963

	December 31, 2023
	Level 1	Level 2	Level 3	Total Fair Value Measurements
	(In thousands)
Cash and cash equivalents	$8,199	$—	$—	$8,199
Fixed income	—	—	399	399
Insurance annuity contracts	—	—	480,103	480,103
Total assets at fair value	$8,199	$—	$480,502	$488,701

Schedule of Changes in Fair Value of Plan Assets
The following table provides a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Year Ended December 31,
	2024	2023
	(In thousands)
Balance at January 1	$480,502	$460,278
Settlements	(18,899)	(17,378)
Change in fair value	(44,238)	12,915
Foreign currency translation	(3,786)	24,253
Other	—	434
Balance at December 31	$413,579	$480,502

Schedule of Expected Benefit Payments
The following benefit payments, which will primarily be made from funded plans internationally, are expected to be paid:

	Pension Benefits		Post-Retirement Benefits
	Domestic	International	Domestic
Year Ending December 31,	(In thousands)
2025	$1,662	$16,067	$444
2026	303	16,886	415
2027	269	17,798	395
2028	439	18,669	378
2029	238	19,568	365
2030-2034	922	112,082	1,544
Net amount recognized, end of year	$3,833	$201,070	$3,541